Discontinued Operation (Major Classes of Assets and Liabilities) (Details) (BridgeQuest [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
BridgeQuest [Member]
Assets of discontinued operation:
Account receivable	$ 544
Other assets	247
Total Assets	791
Liabilities of discontinued operation:
Account payable	$ 467